History and Organization (Details) $ / shares in Units, $ in Thousands				8 Months Ended	12 Months Ended
	Nov. 24, 2023 USD ($) $ / shares shares	May 04, 2023 USD ($)	Oct. 28, 2022 $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2023 $ / shares shares	Dec. 31, 2022 $ / shares	Dec. 31, 2021 $ / shares
History and Organization
Par value per share (in USD per share)						$ 0.1	$ 0.1
Common stock conversion ratio			0.17704366
Number of shares after share combination (in shares) | shares				101,000,000	101,000,000
Shares retired (in shares) | shares					16,320,000
Perfect common share
History and Organization
Par value per share (in USD per share)			$ 0.1
Shares retired (in shares) | shares					0
Perfect Class A Ordinary Shares
History and Organization
Par value per share (in USD per share)				$ 0.1	$ 0.1	0.1
Number of perfect class A ordinary share issued upon requested redemption of each provident share (in USD per share)			$ 0.1
Number of shares after share combination (in shares) | shares			1	84,211,000	84,211,000
Stock repurchase program authorized shares (in shares) | shares	16,129,032
Share price per share (in USD per share)	$ 3.10
Share repurchase, authorised amount | $	$ 50,000	$ 20,000
Shares retired (in shares) | shares	16,129,010				(16,347,000)
Treasury shares repurchased, amount | $				$ 1,064
Perfect Class B Ordinary Shares
History and Organization
Par value per share (in USD per share)				$ 0.1	$ 0.1	$ 0.1
Number of perfect class A ordinary share issued upon requested redemption of each provident share (in USD per share)			$ 0.1
Number of shares after share combination (in shares) | shares				16,789,000	16,789,000
Shares retired (in shares) | shares					0
Provident Class A Ordinary Shares
History and Organization
Par value per share (in USD per share)			0.0001
Provident Class B Ordinary Shares
History and Organization
Par value per share (in USD per share)			$ 0.0001